Long-Term Investment (Details) - Schedule of long-term investment consisted of equity investments accounted for using the equity method - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term Investment Consisted of Equity Investments Accounted for Using the Equity Method [Abstract]
Shanghai Chaoxing Yuanli Culture Technology Co., Ltd (“Shanghai Chaoxing”)	$ 2,887,272